Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The below table and related disclosure is provided in compliance with Item 402(v) of Regulation S-K (the “PvP disclosure rules”), which presents for the previous four fiscal years: (i) the total and average total compensation set forth in the Summary Compensation Table (“SCT”) for the Chief Executive Officer and the named executive officers as a group (excluding the Chief Executive Officer), respectively; (ii) the total and average total “compensation actually paid” (as determined in accordance with the PvP disclosure rules) for the Chief Executive Officer (“Compensation Actually Paid to PEO”) and the named executive officers as a group (excluding the Chief Executive Officer) (“Average Summary Compensation Actually Paid to Non-PEO NEOs”), respectively; (iii) the Company’s cumulative Total Shareholder Return (“Cumulative TSR”) and the cumulative TSR (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PvP Peer Group”); (iv) Net Income and (v) Adjusted EBITDA.

Unaudited
					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation on Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation on Table Total for Non- PEO NEOs(3)	Average Summary Compensation Actually Paid to Non- PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (In Thousands)	Total Adjusted EBITDA (In Thousands)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$975,733	$506,637	$670,289	$561,620	$28	$158	$(109,860)	$34,917
2023	1,138,720	2,054,067	640,572	999,061	44	119	(96,197)	15,451
2022	1,306,202	967,399	1,273,460	1,150,132	55	82	(27,571)	37,590
2021	781,236	852,582	518,215	558,488	136	134	3,364	48,821
2020	662,016	727,497	392,192	438,299	120	137	5,775	50,973

(1)

Mr. Noss served as Principal Executive Officer (“PEO”) for all five years. Messrs Reilly, Woroch and Fausett served as Non-PEO NEOs for all five years. Mr. Ivanov has served as an NEO since August 5, 2024. Mr. Singh served as an NEO for the four years 2020, 2021, 2022, 2023 and up to August 2, 2024.

(2)

Represents Compensation Actually Paid (“CAP”) for our PEO and average CAP for our Non-PEO NEOs as a group, as computed in accordance with the PvP disclosure rules (determined as set forth below). The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our NEOs during the covered years.

PEO Total Compensation Amount	$ 975,733	$ 1,138,720	$ 1,306,202	$ 781,236	$ 662,016
PEO Actually Paid Compensation Amount	$ 506,637	2,054,067	967,399	852,582	727,497
Adjustment To PEO Compensation, Footnote
Adjustment to Determine CAP for PEO

Summary Compensation Table(a)	2024	2023	2022	2021	2020
SCT Total for PEO (b)	$975,733	$1,138,720	$1,306,202	$781,236	$662,016
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(141,089)	(273,800)	(561,542)	(125,719)	(90,315)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	104,431	522,180	525,790	142,214	128,144
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(253,890)	273,810	(197,560)	41,789	32,645
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(d)	-	281,696	-	-	-
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(d)	(178,548)	111,462	(105,491)	13,062	(4,994)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(d)	-	-	-	-	-
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-	-
TOTAL ADJUSTMENTS	(469,096)	915,347	(338,803)	71,346	65,481
COMPENSATION ACTUALLY PAID	$506,637	$2,054,067	$967,399	$852,582	$727,497

(a)

We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	Due to administrative error, the information in this row has been updated to reflect gross salary.
(c)

The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, as well as the "Subsidiary Stock Options" column of the Other Compensation table breakdown.

(d)

In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our 2024 Annual Report for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 670,289	640,572	1,273,460	518,215	392,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 561,620	999,061	1,150,132	558,488	438,299
Adjustment to Non-PEO NEO Compensation Footnote
Adjustment to Determine CAP for Non-PEO Named Executive Officers as a Group

Summary Compensation Table(a)	2024	2023	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers(b)	$670,289	$640,572	$1,273,460	$518,215	$392,192
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(142,847)	(30,608)	(677,539)	(113,147)	(45,839)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	107,927	39,929	646,564	27,992	64,073
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	16,842	133,551	(94,589)	20,622	8,159
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(d)	-	3,801	-	-	-
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(d)	(59,738)	211,817	2,236	4,805	19,713
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(d)	(30,853)	-	-	-	-
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-	-
TOTAL ADJUSTMENTS	(108,669)	358,489	(123,328)	40,273	46,107
COMPENSATION ACTUALLY PAID	$561,620	$999,061	$1,150,132	$558,488	$438,299

(a)

We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	Due to administrative error, the information in this row has been updated to reflect gross salary.
(c)

The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, as well as the "Subsidiary Stock Options" column of the Other Compensation table breakdown.

(d)

In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our 2024 Annual Report for additional details.

(3)	Amounts reflected in this column represents the average “Total Compensation” from the SCT and CAP for our Non-PEO NEOs as a group for the covered years.
(4)

The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: RDG Internet Composite Index.

(5)	We identified Adjusted EBITDA as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance. Adjusted EBITDA is a non-GAAP measure.

Compensation Actually Paid vs. Total Shareholder Return

Narrative to the Pay versus Performance Table

As discussed in our disclosures under the “Incentive bonus program” section of this proxy statement, Adjusted EBITDA was the only performance measure used directly in the calculation of compensation paid for Fiscal 2020, Fiscal 2021, Fiscal 2022, Fiscal 2023 and Fiscal 2024. Beginning in Fiscal 2023, the Company has replaced Adjusted EBITDA incentive bonus targets with segment targets that are more individually aligned to each NEO's ability to impact Company performance and drive long-term EBITDA growth.

The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in Fiscal 2020, Fiscal 2021, Fiscal 2022, Fiscal 2023 and Fiscal 2024 to the Company’s Cumulative TSR. It also compares the Company’s Cumulative TSR with its Peer Group’s Cumulative TSR.

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP, the Company’s Adjusted EBITDA for FY 2020-2024

The following graph demonstrates the relationship of the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Noss) with the Company’s Adjusted EBITDA over the five fiscal years presented in the table. It should be noted that Adjusted EBITDA targets used to determine CAP in Fiscal 2023 were lowered to reflect the expected impact of accelerated build of our Ting Fiber Network and scaling up of operations on consolidated Adjusted EBITDA.

Tabular List, Table

Financial Performance Measures for Fiscal Year 2024

The Company's annual incentive bonuses were structured based on balanced scorecards for each business segment, which included a number of financial and non-financial performance measures specific to each NEO's ability to positively impact the long-term profitability of the Company. We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted EBITDA measures the operational performance and profitability of our businesses, and we use this measure or other measures that positively impact long-term Adjusted EBITDA growth in our compensation programs to incentivize and reward our senior officers to focus on the combination of cost savings and profitable revenue growth.

Total Shareholder Return Amount	$ 28	44	55	136	120
Peer Group Total Shareholder Return Amount	158	119	82	134	137
Net Income (Loss)	$ (109,860,000)	$ (96,197,000)	$ (27,571,000)	$ 3,364,000	$ 5,775,000
Company Selected Measure Amount	34,917	15,451	37,590	48,821	50,973
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (469,096)	$ 915,347	$ (338,803)	$ 71,346	$ 65,481
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,089)	(273,800)	(561,542)	(125,719)	(90,315)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,431	522,180	525,790	142,214	128,144
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,890)	273,810	(197,560)	41,789	32,645
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	281,696	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,548)	111,462	(105,491)	13,062	(4,994)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,669)	358,489	(123,328)	40,273	46,107
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,847)	(30,608)	(677,539)	(113,147)	(45,839)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,927	39,929	646,564	27,992	64,073
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,842	133,551	(94,589)	20,622	8,159
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,801	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,738)	211,817	2,236	4,805	19,713
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,853)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0